Consolitdated Statement of Income and Comprehesive Income (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings Per share – diluted		$ 0.06	$ 0.10	$ 0.18
Weighted Average Shares Outstanding – diluted	[1]	10,000,000	10,000,000	9,986,575

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization